Related parties (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Disclosure of transactions between related parties [line items]
Purchases / interest	$ 15,660	$ 18,380
Sold service	241	242
Receivables	173		$ 118
Payables/ borrowings	116,127		100,390
Alvogen Lux Holdings S.à r.l. – Sister company
Disclosure of transactions between related parties [line items]
Purchases / interest	3,925	6,773
Sold service	0	0
Receivables	0		0
Payables/ borrowings	0		0
ATP Holdings ehf. - Sister company
Disclosure of transactions between related parties [line items]
Purchases / interest		4,637
Sold service		0
Receivables			0
Payables/ borrowings			0
Aztiq Fjárfestingar ehf. - Sister company
Disclosure of transactions between related parties [line items]
Purchases / interest		0
Sold service		32
Receivables			0
Payables/ borrowings			0
Aztiq Consulting ehf. – Sister company
Disclosure of transactions between related parties [line items]
Purchases / interest	210	113
Sold service	32	0
Receivables	4		0
Payables/ borrowings	17		2
Flóki-Art ehf. - Sister company
Disclosure of transactions between related parties [line items]
Purchases / interest	0	52
Sold service	0	0
Receivables	0		0
Payables/ borrowings	444		410
Alvogen Iceland ehf. - Sister company
Disclosure of transactions between related parties [line items]
Purchases / interest	6	25
Sold service	0	0
Receivables	0		0
Payables/ borrowings	0		0
Alvogen ehf. - Sister company
Disclosure of transactions between related parties [line items]
Purchases / interest	0	0
Sold service	22	55
Receivables	0		18
Payables/ borrowings	0		0
Alvogen UK - Sister company
Disclosure of transactions between related parties [line items]
Purchases / interest	93	110
Sold service	0	0
Receivables			0
Payables/ borrowings	39		76
Alvogen Finance B.V. - Sister Company
Disclosure of transactions between related parties [line items]
Purchases / interest	415	195
Sold service	0	0
Receivables	0		0
Payables/ borrowings	0		0
Alvogen Inc. - Sister company
Disclosure of transactions between related parties [line items]
Purchases / interest	37	213
Sold service	3	0
Receivables	0		3
Payables/ borrowings	656		619
Alvogen Malta Sh. Services - Sister company
Disclosure of transactions between related parties [line items]
Purchases / interest	13
Sold service	0
Receivables	0
Payables/ borrowings	0
Adalvo Limited - Sister company
Disclosure of transactions between related parties [line items]
Purchases / interest	621	138
Sold service	184	155
Receivables	169		97
Payables/ borrowings	718		149
L41 ehf. - Sister company
Disclosure of transactions between related parties [line items]
Purchases / interest	36	52
Sold service	0
Receivables	0		0
Payables/ borrowings	0		0
Adalvo UK - Sister company
Disclosure of transactions between related parties [line items]
Purchases / interest		0
Sold service		0
Receivables			0
Payables/ borrowings			0
Lotus Pharmaceuticals Co. Ltd. - Sister company
Disclosure of transactions between related parties [line items]
Purchases / interest	1
Sold service	0
Receivables	0
Payables/ borrowings	1
Flóki Invest ehf - Sister company
Disclosure of transactions between related parties [line items]
Purchases / interest	516	419
Sold service	0	0
Receivables	0		0
Payables/ borrowings	72		60
Alvogen Spain SL - Sister company
Disclosure of transactions between related parties [line items]
Purchases / interest	0	0
Sold service	0	0
Receivables	0		0
Payables/ borrowings	15		14
Norwich Clinical Services Ltd - Sister company
Disclosure of transactions between related parties [line items]
Purchases / interest	738	369
Sold service	0	0
Receivables	0		0
Payables/ borrowings	97		177
Hlíðarvegur 20 ehf.
Disclosure of transactions between related parties [line items]
Purchases / interest	18
Sold service	0
Receivables	0
Payables/ borrowings	0
Fasteignafélagið Eyjólfur ehf - Sister company
Disclosure of transactions between related parties [line items]
Purchases / interest	7,707	4,127
Sold service	0	0
Receivables	0		0
Payables/ borrowings	99,259		87,946
Flóki fasteignir ehf. - Sister company
Disclosure of transactions between related parties [line items]
Purchases / interest	1,324	1,157
Sold service	0	$ 0
Receivables	0		0
Payables/ borrowings	$ 14,809		$ 10,937